Income Taxes	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

16. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the HK Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity is taxed at 8.25%, and profits above HKD 2 million are taxed at 16.5%. The Group’s HK subsidiaries did not have assessable profits derived in Hong Kong for the six months ended March 31, 2025 and 2026. Therefore, no HK profit tax was provided for the six months ended March 31, 2025 and 2026.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% on its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for PRC tax purposes for six months ended March 31, 2025 and 2026.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. Changzhou Higgs obtained its HNTE status in October 2022 and application for a renewed HNTE has been approved in December 2025. As of the date of this report, Changzhou Higgs has not received the renewed HNTE certificate. Changzhou Higgs will enjoy the preferential tax rate for three years through September 2028 upon receive of the renewed HNTE certificate.

According to Caishui [2021] No.13, announcement of the Ministry of Finance and the State Taxation Administration, which became effective from January 1, 2021, an enterprise engaged in manufacturing business and whose main operating revenue accounts for more than 50% of the total revenue, is entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB1 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB1 million but not exceeding RMB3 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB3 million of the assessable profit before tax is subject to the tax rate of 20%.

The components of the income tax expense from continuing operations are:

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Current	$9,492	$38,193
Deferred	11,842	-
Total income tax expense	$21,334	$38,193

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net loss before income tax expense from continuing operations	$(912,941)	$(3,669,056)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(228,235)	(917,264)

Effect of income tax rate differences in jurisdictions other than the PRC	159,490	339,925
Expenses not deductible for tax purpose and non-taxable income	122,386	78,028
Additional deduction of R&D expenses	(22,507)	(17,128)
Effect of preferential tax rates	(12,261)	146,351
Effect of utilization of tax loss carried forward	2,461	68,133
Effect on valuation allowance	-	340,148
Income tax expense	$21,334	$38,193

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in HK that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a -1% withholding tax rate.

As of September 30, 2025 and March 31, 2026, the Group had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Group intends to reinvest its earnings to further expand its business in PRC, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

For the six months ended March 31, 2025 and 2026, the effect of income tax rate differences in jurisdictions other than the PRC mainly resulted from the loss in EZGO, which is incorporated in BVI and is not subject to income or capital gains taxes. The effective tax rates are -2% and -1% for the six months ended March 31, 2025 and 2026 respectively.

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2025 and March 31, 2026 was as follows:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Deferred tax assets:
Tax loss carry forwards	$353,649	$756,672
Other-than-temporary impairment	1,593,785	1,714,071
Credit loss allowance	32,908	75,535
Reserve for inventory	6,145	7,453
Less: valuation allowance	(1,986,487)	(2,553,731)
Deferred tax assets, net	$-	$-

For the six months ended March 31, 2025 and 2026, the Group accrued valuation allowance for deferred tax assets of nil and $340,148, respectively, for which the Group concluded it is more likely than not that these net operating losses would not be utilized in the future. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

Accounting for uncertainty tax position

The Group did not identify significant unrecognized tax benefits for the six months ended March 31 2025 and 2026. The Group did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Group’s tax filings. Accordingly, the tax years from 2020 to 2025 of the Group’s PRC subsidiaries and VIE and subsidiaries of the VIE remain open to examination by the taxing jurisdictions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.